Subsequent Events (Details Narrative)											12 Months Ended
	Feb. 10, 2026 USD ($) shares	Jan. 20, 2026 USD ($) shares	Jan. 01, 2026 USD ($)	Sep. 24, 2025 $ / shares shares	Jul. 24, 2025 £ / shares shares	Mar. 25, 2025 USD ($) shares	Mar. 17, 2025 $ / shares shares	Feb. 20, 2025	Feb. 11, 2025	Feb. 04, 2025 $ / shares shares	Dec. 31, 2025 £ / shares shares	Feb. 10, 2026 GBP (£) £ / shares	Jan. 20, 2026 £ / shares	Jan. 20, 2026 $ / shares	Jul. 24, 2025 $ / shares	Dec. 31, 2024 £ / shares shares
Subsequent Event [Line Items]
Date of registration											Jan. 05, 2023
Ordinary shares [Member]
Subsequent Event [Line Items]
Common stock, par value | £ / shares											£ 0.0001					£ 0.0001
Common Stock, Shares, Issued | shares											336,327,587					208,260,754
Securities Purchase Agreements [Member]
Subsequent Event [Line Items]
Business acquisition, shares issued / issuable | shares				37,000,000	20,000,000
Common stock, par value | (per share)				$ 5.4	£ 0.0001
Shares issued, price per share | $ / shares															$ 2.5
BlueDot [Member]
Subsequent Event [Line Items]
Date of acquisition agreement										Feb. 04, 2025
Business acquisition, shares issued / issuable | shares							1,941,111			819,737
Business acquisition share price | $ / shares							$ 1.75			$ 2.58
Effective date of acquisition							Mar. 17, 2025	Feb. 20, 2025
GroupBy [Member]
Subsequent Event [Line Items]
Date of acquisition agreement									Feb. 11, 2025
Business acquisition, shares issued / issuable | shares						3,999,902
Total purchase price consideration						$ 5,759,859
Total equity consideration						$ 5,759,859
Effective date of acquisition									Mar. 25, 2025
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash consideration			$ 9,400,000
Total equity consideration			$ 19,400,000
Subsequent Event [Member] | Securities Purchase Agreements [Member]
Subsequent Event [Line Items]
Date of acquisition agreement		Jan. 20, 2026
Business acquisition, shares issued / issuable | shares		62,500,000
Common stock, par value | £ / shares													£ 0.0001
Shares issued, price per share | (per share)													£ 4	$ 4
Subsequent Event [Member] | Placement Agent Agreement [Member]
Subsequent Event [Line Items]
Percentage of aggregate gross proceeds													5.00%	5.00%
Legal fees and other out-of-pocket expenses		$ 120,000
Non-accountable expenses		$ 10,000
Subsequent Event [Member] | Reward Acquisition [Member]
Subsequent Event [Line Items]
Issued share capital | £												£ 1,870,723.53
Total purchase price consideration	$ 239,557,869
Cash consideration	$ 239,557,869
Effective date of acquisition	Feb. 10, 2026
Warranty retention amount	$ 3,000,000
Share acquisition retention amount	28,000,000
Share disposal retention amount	124,000
After discharging Reward's outstanding indebtedness	$ 350,000
Subsequent Event [Member] | Reward Acquisition [Member] | Ordinary shares [Member]
Subsequent Event [Line Items]
Business acquisition, shares issued / issuable | shares	1,564,179
Business acquisition share price | £ / shares												£ 1
Subsequent Event [Member] | Reward Acquisition [Member] | A Ordinary Shares [Member]
Subsequent Event [Line Items]
Business acquisition, shares issued / issuable | shares	287,968
Business acquisition share price | £ / shares												1
Subsequent Event [Member] | Reward Acquisition [Member] | B Ordinary Shares [Member]
Subsequent Event [Line Items]
Business acquisition, shares issued / issuable | shares	276,700
Business acquisition share price | £ / shares												0.01
Subsequent Event [Member] | Reward Acquisition [Member] | C Ordinary Shares [Member]
Subsequent Event [Line Items]
Business acquisition, shares issued / issuable | shares	200,800
Business acquisition share price | £ / shares												0.01
Subsequent Event [Member] | Reward Acquisition [Member] | D Ordinary Shares [Member]
Subsequent Event [Line Items]
Business acquisition, shares issued / issuable | shares	1,380,153
Business acquisition share price | £ / shares												£ 0.01